LEASE LIABILITIES	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
LEASE LIABILITIES

11. LEASE LIABILITIES

Lease liabilities are measured at the present value of lease payments using the Company’s incremental borrowing rate of 8% - 19% (2025 8% - 18%) on the date of the lease inception. The incremental borrowing rate reflects the rate of interest that the Company would have to pay to borrow over a similar term the funds necessary to obtain an asset of similar value in a similar economic environment.

The Company’s lease liabilities and their carrying amounts are detailed as follows:

	2026-06-30	2025-12-31
	$	$
Gross carrying amount
Opening balance	415,786	256,637
Additions	152,161	366,721
Lease payments	(140,729)	(257,623)
Lease interest	55,057	50,051
Effect of foreign exchange	15,594	—
Closing balance	497,870	415,786

Current	35,000	92,580
Non-current	462,869	323,206
	497,870	415,786